SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Dole evaluated subsequent events through August 17, 2023, the date that Dole’s unaudited condensed consolidated financial statements were issued.On July 6, 2023, a cash dividend was paid to shareholders of record on June 16, 2023. On August 16, 2023, the Board of Directors of Dole plc declared a cash dividend for the second quarter of 2023 of $0.08 per share, payable on October 5, 2023, to shareholders of record on September 14, 2023.